Related Party Revenue Fee Structure (FY) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Acquisition Fees | REIT II
Related Party Transaction [Line Items]
Related party revenue, rate		0.85%
Acquisition Fees | REIT III
Related Party Transaction [Line Items]
Related party revenue, rate		2.00%
Contingent Advisor Payment | REIT III
Related Party Transaction [Line Items]
Related party revenue, rate	2.15%	2.15%
Disposition Fees | Minimum | REIT II
Related Party Transaction [Line Items]
Related party revenue, rate		1.70%
Disposition Fees | Minimum | REIT III
Related Party Transaction [Line Items]
Related party revenue, rate		2.00%
Disposition Fees | Maximum | REIT II
Related Party Transaction [Line Items]
Related party revenue, rate		3.00%
Disposition Fees | Maximum | REIT III
Related Party Transaction [Line Items]
Related party revenue, rate		3.00%
Asset Management Fees | REIT II
Related Party Transaction [Line Items]
Related party revenue, rate		0.85%
Asset Management Fees | REIT III
Related Party Transaction [Line Items]
Related party revenue, rate		1.00%
Asset Management Fees | Minimum | Necessity Retail Partners
Related Party Transaction [Line Items]
Related party revenue, rate		0.50%
Asset Management Fees | Maximum | Necessity Retail Partners
Related Party Transaction [Line Items]
Related party revenue, rate		1.00%
Property Management Fees
Related Party Transaction [Line Items]
Related party revenue, rate		4.00%